Non-current prepayments (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY
Non-current prepayments
Investment deposit		212,188	$ 33,555	208,591
Deposit for machineries purchase		445	49	303
Total non-current prepayments		212,633	33,604	208,894
Earnest deposit for investment remitted	$ 33,660	208,591